SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 474,731	$ 193,168
Less: accumulated amortization	(63,675)	(52,175)
Land use rights, net	$ 411,056	$ 140,993